Intangibles, Net (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 01, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangibles Net (Textual)
Indefinite-lived intangible assets acquired	$ 50,000	$ 500,000
Additional amount spend in STC			$ 50,000
Recognized amortization of software		6,437	8,582
Software [Member]
Intangibles Net (Textual)
Recognized amortization of software		15,019	$ 8,582
FAA licenses [Member]
Intangibles Net (Textual)
Indefinite-lived intangible assets acquired		$ 50,000